Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Principal Foreign Currency Exchange Rates
The principal foreign currency exchange rates used by the Group to translate other currencies into Euro were as follows:

	2021		2020		2019
	At December 31	Average	At December 31	Average	At December 31	Average
U.S. Dollar	1.133	1.183	1.227	1.142	1.123	1.119
Swiss Franc	1.033	1.081	1.080	1.070	1.085	1.113
Chinese Renminbi	7.195	7.629	8.023	7.874	7.821	7.735
Pound Sterling	0.840	0.860	0.899	0.890	0.851	0.878
Hong Kong Dollar	8.833	9.193	9.514	8.857	8.747	8.772
Singapore Dollar	1.528	1.589	1.622	1.574	1.511	1.527
United Arab Emirates Dirham	4.160	4.344	4.507	4.194	4.126	4.111
Japanese Yen	130.380	129.877	126.490	121.832	121.940	122.021

Summary of Scope of Consolidation	The following table presents the Zegna Group’s scope of consolidation at December 31, 2021 and 2020:

		Share capital (functional currency)		% Group
				At December 31,
Company	Registered office		Held directly by	2021	2020
Companies consolidated on a line-by-line basis
Parent company
Ermenegildo Zegna N.V.	Amsterdam (Netherlands)	5,938,873
Italian subsidiaries
In.co. S.p.A.	Biella	4,050,000	Ermenegildo Zegna N.V.	100	100
Lanificio Ermenegildo Zegna e Figli S.p.A.	Valdilana (BI)	3,100,000	Ermenegildo Zegna N.V.	100	90
Ezi S.p.A.	Milan	5,750,000	Ermenegildo Zegna N.V.	100	100
EZ Real Estate S.r.l. (*)	Valdilana (BI)	2,000,000	Ermenegildo Zegna N.V.	—	100
EZ Service S.r.l.	Valdilana (BI)	500,000	Ermenegildo Zegna N.V.	100	—
Agnona S.r.l. (**)	Milan	200,000	Ermenegildo Zegna N.V.	—	100
Bonotto S.p.A.	Colceresa (VI)	1,239,600	Ermenegildo Zegna N.V.	60	60
Cappellificio Cervo S.r.l.	Biella	300,000	Ermenegildo Zegna N.V.	51	51
Thom Browne Services Italy S.r.l.	Milan	10,000	Thom Browne Trading SA	90	85
Thom Browne Retail Italy S.r.l.	Milan	10,000	Thom Browne Services Italy S.r.l.	90	85
Gruppo Dondi S.p.A.	Carpi (MO)	1,502,800	Ermenegildo Zegna N.V.	65	65
Tessitura Ubertino S.r.l.	Valdilana (BI)	100,000	Ermenegildo Zegna N.V.	60	—
Foreign subsidiaries
Investindustrial Acquisition Corp. (“IIAC”)	Cayman Islands	4,944,366	Ermenegildo Zegna N.V.	100	—
Ermenegildo Zegna Giyim Sanayi ve Tic. A. S.	Istanbul (Turkey)	32,291,439	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna H.m.b.H.	Wien (Austria)	610,000	Ermenegildo Zegna N.V.	100	100
Société de Textiles Astrum France S.à.r.l.	Paris (France)	500,000	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna GmbH	Munich (Germany)	6,577,421	Ermenegildo Zegna N.V.	100	100
Zegna Japan Co., LTD	Minato-Ku-Tokyo (Japan)	100,000,000	Ermenegildo Zegna N.V.	100	100
Fantasia (London) Limited	London (UK)	7,000,000	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna S.A. de C.V.	Ciudad de Mexico (Mexico)	459,600,000	Ermenegildo Zegna N.V.	100	100
Ezeti Portugal. S.A.	Lisbon (Portugal)	800,000	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna Madrid S.A.	Barcelona (Spain)	901,500	Ezeti S.L.	70	70
Ezeti S.L.	Barcelona (Spain)	500,032	Italco S.A.	100	100
Italco S.A.	Sant Quirze (Spain)	1,911,300	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna Czech s.r.o	Prague (Czech Republic)	1,350,000	Ermenegildo Zegna N.V.	100	—
Co.Ti. Service S.A.	Stabio (Switzerland)	27,940,000	Ermenegildo Zegna N.V.	100	100
Consitex S.A.	Stabio (Switzerland)	15,000,000	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna Corporation	New York, NY	500,000	Ermenegildo Zegna N.V.	100	100
Zegna (China) Enterprise Management Co., Ltd.	Shanghai (China)	58,309,140	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna (China) Co., LTD	Shanghai (China)	50,000,000	Ermenegildo Zegna N.V.	100	100

Ismaco Amsterdam B. V.	Amsterdam (Netherlands)	226,890	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna Korea LTD (**)	Seoul (Korea)	6,876,000,000	E.Z. Holditalia	—	100
Alan Real Estate S.A.(*)	Stabio (Switzerland)	9,200,000	EZ Real Estate S.r.l. (*)	—	100
Ermenegildo Zegna Far-East Pte LTD	Singapore	21,776,432	Consitex S.A.	100	100
Ermenegildo Zegna Hong Kong LTD	Hong Kong	238,240,000	Ermenegildo Zegna N.V.	100	100
E. Zegna Trading Hong Kong LTD Taiwan Branch	Hong Kong	233,659,800	Ermenegildo Zegna Hong Kong LTD	100	100
Ermenegildo Zegna Canada Inc.	Toronto (Canada)	700,000	Consitex S.A.	100	100
Ermenegildo Zegna Australia PTY LTD	Sydney (Australia)	18,000,000	Ermenegildo Zegna Far-East Pte LTD	100	100
E. Z. New Zealand LTD	Auckland (New Zealand)	3,300,000	Ermenegildo Zegna N.V.	100	100
Ezesa Argentina S.A.	Buenos Aires (Argentina)	27,246,979	Ermenegildo Zegna N.V.; Italco S.A.	100	100
E. Z. Thai Holding Ltd	Bangkok (Thailand)	3,000,000	Ermenegildo Zegna N.V.	49	49
The Italian Fashion Co. LTD	Bangkok (Thailand)	16,000,000	E. Z. Thai Holding Ltd; Ermenegildo Zegna Far-East Pte LTD	65	65
Zegna South Asia Private LTD	Mumbai (India)	902,316,770	Ermenegildo Zegna N.V.	51	51
ISMACO TEKSTİL LİMİTED ŞİRKETİ	Istanbul (Turkey)	10,000,000	Ermenegildo Zegna N.V., Ismaco	100	100
Ezesa Brasil Participacoes LTDA	San Paolo (Brazil)	77,481,487	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna (Macau) LTD	Kowloon Bay (Hong Kong)	4,650,000	Consitex S.A.	100	100
Ermenegildo Zegna Malaysia Sdn. Bhd.	Kuala Lumpur (Malaysia)	3,000,000	Ermenegildo Zegna Far-East Pte LTD	100	100
Ermenegildo Zegna Maroc S.A.R.L.A.U.	Casablanca (Morocco)	530,000	Ermenegildo Zegna N.V.	100	100
61 West 23rd Street LLC (*)	New York, NY	12,637,342	Alan Real Estate S.A.	—	100
Ermenegildo Zegna Vietnam LLC	Hanoi City (Vietnam)	53,567,900,000	Ermenegildo Zegna N.V.	77	77
Achill Land Pty Ltd. (*)	Armidale NSW (Australia)	10,200,000	Alan Real Estate S.A.	—	60
Zegna Gulf Trading LLC	Dubai (UAE)	300,000	Consitex S.A.	49	49
EZ US Holding Inc.	Wilmington (U.S.A.)	1,000,099	Consitex S.A.	100	100
E.Zegna Attica Single Member Société Anonyme	Athens (Greece)	650,000	Ermenegildo Zegna N.V.	100	100
Thom Browne Inc.	Wilmington (U.S.A.)	5,510	Ermenegildo Zegna N.V.	90	85
Thom Browne Japan Inc.	Tokyo (Japan)	1,000,000	Thom Browne Inc.	90	85
Thom Browne Trading SA	Stabio (Switzerland)	100,000	Thom Browne Inc.	90	85
Thom Browne France Services	Paris (France)	50,000	Thom Browne Trading SA	90	85
Thom Browne UK Limited	Beckenham (UK)	1	Thom Browne Trading SA	90	85
Tailoring Luxury Co., Ltd.	Shanghai (China)	900,000	Thom Browne Trading SA	90	85
Thom Browne (Macau) Limited	Hong Kong	500,000	Thom Browne Trading SA	90	85
Thom Browne Canada	Vancouver (Canada)	1	Thom Browne Trading SA	90	85
Thom Browne Hong Kong Limited	Hong Kong	500,000	Thom Browne Trading SA	90	—
Investments valued using the equity method of accounting
Italian associates and joint arrangements
Pelletteria Tizeta S.r.l.	Sesto Fiorentino (FI)	206,816	Ermenegildo Zegna N.V.	50	50
Filati Biagioli Modesto S.p.A.	Montale (PT)	7,900,000	Ermenegildo Zegna N.V.	40	—
Foreign associates and joint arrangements
Achill Station Pty Ltd.	Armidale NSW (Australia)	2,239,127	Alan Real Estate S.A.	—	60
Tom Ford International LLC	Delaware (U.S.A.)	82,366,000	EZ US Holding Inc.	15	15

Other investments valued at fair value
Acquedotto Piancone S.r.l.	Valdilana (BI)	42,000	Lanificio Ermenegildo Zegna e Figli S.p.A.	67	67
Pettinatura di Verrone S.r.l.	Verrone (BI)	3,000,000	Lanificio Ermenegildo Zegna e Figli S.p.A.	15	15
Consorzio Turistico Alpi Biellesi (*)	Valdilana (BI)	33,750	EZ Real Estate S.r.l. (*)	—	44
Sharmoon.EZ.Garments Co. Ltd	Wenzhou (China)	100,000,000	Ermenegildo Zegna N.V.	50	50
F2 S.r.l.	Schio (VI)	90,000	Bonotto S.p.A.	49	49
Elah Dufour S.p.A. (*)	Genova (GE)	26,650,000	E.Z. Holditalia	—	10
Bea Biella S.r.l. (*)	Busalla (GE)	130,000	EZ Real Estate S.r.l. (*)	—	22
Future 101 Design Private Ltd	New Delhi (India)	100,000	E.Z. Holditalia	—	18
_______________
(*)Disposed of as part of the Disposition, which was completed on November 1, 2021 (See Note 1 - General information, for additional details).
(**) Reclassified as current assets held for sale in 2020 and sold in 2021 (See Note 30 - Assets and liabilities held for sale, for additional details).
Summary of Estimated Useful Lives of the Assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Category of Property, Plant and Equipment	Depreciation rate
Buildings	3% - 10%
Plants and machinery	12.5% - 17.5%
Industrial and commercial equipment	20% - 25%
Other tangible assets	12% - 25%

Summary of Intangible Assets with a Definite Useful Life
Intangible assets with a definite useful life are amortized on a straight-line basis at the following rates:

Category of Intangible assets with a finite useful life	Depreciation rate
Concessions, licenses, trademarks and patents	2.5% - 25%
Software	10% - 33%
Know how	20%
Development costs and other intangibles	10% - 33%